Transactions with Related Parties - AirMania Travel S.A. (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to related parties	$ 3,452		$ 3,452		$ 4,366
AirMania Travel S.A.
Related Party Transaction [Line Items]
Travel services	1,438	$ 1,235	2,901	$ 2,815
Due to related parties	$ 455		$ 455		$ 345